Current financial investments (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Current financial investments
Current financial investments	€ 3,026,278		€ 3,919,216	€ 0
Treasury bills	1,454,400
Money market funds	€ 1,571,900
Current financial investments held in USD | $		$ 524.6